Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Long-Term Investments [Abstract]
Beginning balance	¥ 8,326		¥ 8,707
Capital contribution by the Company	3,000
Gain (Loss) attributable to nonconsolidated entity	579	$ 79	(381)	¥ 17
Ending balance	¥ 11,905		¥ 8,326	¥ 8,707